Derivatives and Hedging Activities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Summary of Derivative Instruments

The following table summarizes the fair value and the presentation in the Company’s balance sheet:

	Location on Balance Sheet	December 31, 2016
		(in thousands)
Interest rate swaps — cash flow hedges	Prepaid expenses and other assets	$1,879

Summary of Derivative Instruments

The principal terms of these interest rate swaps at September 30, 2017 are as follows:

Effective Date	Maturity Date	Notional Amount	Weighted Average Fixed Rate	Fair Value Asset (Liability)
	(in thousands, except percentages)
May 3, 2017	November 30, 2021	$500,000	1.764%	$1,045
May 3, 2017	November 30, 2021	700,000	1.901%	(2,380)

		$1,200,000		$(1,335)